UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         September 30, 2011
                                                --------------------------------

Check here if Amendment [  ];  Amendment Number:
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Exis Capital Management, Inc.
          -----------------------------------------
Address:      270 Lafayette Street
          -----------------------------------------
              Suite 1101
          -----------------------------------------
              New York, New York 10012
          -----------------------------------------

Form 13F File Number: 028-10928

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Adam Sender
          -----------------------------------------
Title:        CEO
          -----------------------------------------
Phone:        (212) 893-7400
          -----------------------------------------

Signature, Place, and Date of Signing:


    /s/ Adam Sender           New York, NY              10/20/2011
-----------------------   --------------------      -----------------
      [Signature]            [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              0
                                          --------------------------
Form 13F Information Table Entry Total:         12
                                          --------------------------
Form 13F Information Table Value Total:         $39,033
                                          --------------------------
                                                (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE.

                           FORM 13F INFORMATION TABLE

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         Column 1            Column 2       Column 3  Column 4      Column 5         Column 6     Column 7          Column 8

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      NAME OF ISSUER         TITLE OF         CUSIP    VALUE   SHARES/  SH/   PUT/  INVESTMENT     OTHER        VOTING AUTHORITY
                               CLASS                  (x1000)  PRN AMT  PRN   CALL  DISCRETION    MANAGERS
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                                                                                                             SOLE     SHARED   NONE
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
Currencyshares Euro TR       EURO SHS       23130C108   2,669  20,000   SH    Put      SOLE                  20,000
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eBay Inc                     COM            278642103    737   25,000   SH             SOLE                  25,000
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J2 Global Communications Inc COM NEW        46626E205   1,883  70,000   SH    Put      SOLE                  70,000
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Netflix Inc                  COM            64110L106   9,628  85,000   SH             SOLE                  85,000
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Netflix Inc                  COM            64110L106   1,699  15,000   SH    Call     SOLE                  15,000
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Netflix Inc                  COM            64110L106   3,398  30,000   SH    Call     SOLE                  30,000
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Netflix Inc                  COM            64110L106   2,265  20,000   SH    Call     SOLE                  20,000
-----------------------------------------------------------------------------------------------------------------------------------
PowerShares QQQ Trust        UNIT SER 1     7395A104    2,100  40,000   SH    Put      SOLE                  40,000
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PowerShares QQQ Trust        UNIT SER 1     7395A104    1,312  25,000   SH    Put      SOLE                  25,000
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SPDR S&P 500 ETF TR          TR UNIT        78462F103   9,052  80,000   SH    Put      SOLE                  80,000
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SPDR S&P 500 ETF TR          TR UNIT        78462F103   3,960  35,000   SH    Put      SOLE                  35,000
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United States Stl Corp New   COM            912909108     330  15,000   SH    Put      SOLE                  15,000
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